GOODWILL AND INTANGIBLE ASSETS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
GOODWILL AND INTANGIBLE ASSETS
Schedule of Intangible assets subject to amortization

Intangible assets subject to amortization consisted of the following as of September 30, 2020 (in thousands, except years):

	Gross		Net	Weighted Average
	Carrying	Accumulated	Carrying	Useful Life
	Amount	Amortization	Amount	(Years)
Developed technology	$2,921	$(2,921)	$—	2
Customer relationships	7,400	(2,295)	5,105	5
Trademarks	5,400	(1,396)	4,004	5
Non-competition agreements	100	(100)	—	2
Intangible assets – net	$15,821	$(6,712)	$9,109

Intangible assets subject to amortization consisted of the follow as of December 31, 2019 and 2018, respectively(in thousands, except years):

As of December 31, 2019

	Gross		Net	Weighted Average
	Carrying	Accumulated	Carrying	Useful Life
	Amount	Amortization	Amount	(Years)
Developed technology	$2,921	$(1,879)	$1,042	2
Customer relationships	7,400	(990)	6,410	5
Trademarks	5,400	(631)	4,769	5
Non-competition agreements	100	(65)	35	2
Intangible assets – net	$15,821	$(3,565)	$12,256

As of December 31, 2018

	Gross		Net	Weighted Average
	Carrying	Accumulated	Carrying	Useful Life
	Amount	Amortization	Amount	(Years)
Developed technology	$2,900	$(423)	$2,477	2
Customer relationships	900	(131)	769	2
Trademarks	300	(44)	256	2
Non-competition agreements	100	(15)	85	2
Intangible assets – net	$4,200	$(613)	$3,587

Schedule of expected amortization of intangible assets

Fiscal Years	(In thousands)
2020	$3,730
2021	2,320
2022	2,320
2023	2,320
2024	1,566
Total	$12,256